Capital Structure	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Capital Structure	Capital Structure
For the period from December 31, 2016 to December 31, 2019, the Company had 10,000,000 shares of preferred stock authorized and 500,000,000 shares of common stock authorized. The following table reflects the changes in NRG's common shares issued and outstanding for each period presented:

	Common
	Issued	Treasury	Outstanding
Balance as of December 31, 2016	417,583,825	(102,140,814)	315,443,011
Shares issued under ESPP	—	560,769	560,769
Shares issued under LTIPs	739,309	—	739,309
Balance as of December 31, 2017	418,323,134	(101,580,045)	316,743,089
Shares issued under ESPP	—	175,862	175,862
Shares issued under LTIPs	1,965,752	—	1,965,752
Share repurchases	—	(35,234,664)	(35,234,664)
Balance as of December 31, 2018	420,288,886	(136,638,847)	283,650,039
Shares issued under ESPP	—	46,128	46,128
Shares issued under LTIPs	1,601,904	—	1,601,904
Share repurchases	—	(36,301,882)	(36,301,882)
Balance as of December 31, 2019	421,890,790	(172,894,601)	248,996,189
Common Stock
As of December 31, 2019, NRG had 16,029,127 shares of common stock reserved for the maximum number of shares potentially issuable based on the conversion and redemption features of the long-term incentive plans.
Common stock dividends — The Company paid $0.03 quarterly dividend per common share, or $0.12 per share on an annualized basis, for years 2017, 2018 and 2019.
The Company's common stock dividends are subject to available capital, market conditions, and compliance with associated laws, regulations and other contractual obligations. Beginning in the first quarter of 2020, NRG increased the annual dividend to $1.20 per share and expects to target an annual dividend growth rate of 7-9% per share in subsequent years.
On January 21, 2020, NRG declared a quarterly dividend on the Company's common stock of $0.30 per share, or $1.20 per share on an annualized basis, payable on February 18, 2020, to stockholders of record as of February 3, 2020.
Employee Stock Purchase Plan — In March 2019, the Company reopened participation in the ESPP under the Amended and Restated Employee Stock Purchase Plan, which allows eligible employees to elect to withhold between 1% and 10% of their eligible compensation to purchase shares of NRG common stock at the lesser of 95% of its market value on the offering date or 95% of the fair market value on the exercise date. An offering date will occur each April 1 and October 1. An exercise date will occur each September 30 and March 31. The ESPP plan, that was suspended in 2018, allowed eligible employees to elect to withhold up to 10% of their eligible compensation to purchase shares of NRG common stock at the lesser of 85% of its fair market value on the offering date or 85% of the fair market value on the exercise date. An offering date occurred each January 1 and July 1. An exercise date occurred each June 30 and December 31. As of December 31, 2019, there remained 2,885,060 shares of treasury stock reserved for issuance under the ESPP.
Share Repurchases — In 2018, the Company's board of directors authorized the Company to repurchase $1.5 billion of its common stock. The Company executed $1.25 billion of these share repurchases in 2018, with the remaining $0.25 billion completed in the first quarter of 2019. In 2019, the Company's board of directors authorized the Company to repurchase an additional $1.25 billion of its common stock. The Company executed $1.194 billion of these share repurchases in 2019, with the remaining $56 million completed by February 27, 2020. In addition, the Company adopted in the fourth quarter of 2019 a long-term capital allocation policy that targets allocating 50% of cash available for allocation generated each year to growth investments and 50% to be returned to shareholders. The return of capital to shareholders is expected to be completed through the increased dividend discussed above, supplemented by share repurchases.
The following table summarizes the shares repurchases made from 2018 through February 27, 2020:

	Total number of shares and share equivalents purchased	Average price paid per share and share equivalent	Amounts paid for shares and share equivalents purchased (in millions)
2018 repurchases:
Shares repurchased under May 24, 2018 Accelerated Repurchase Agreement	10,829,903		354
Shares repurchased under September 5, 2018 Accelerated Repurchase Agreement	13,307,130		500
Other repurchases	11,097,631		396
Total Share Repurchases during 2018	35,234,664	$35.48	$1,250
2019 repurchases:
Repurchases under February 28, 2019 Accelerated Share Repurchase Agreement	9,438,671		400
Other repurchases	26,863,211		1,008
Equivalent shares purchased in lieu of tax withholdings on equity compensation issuances(a)	936,928		36
Total Share Repurchases during 2019	37,238,810	$38.79	$1,444
2020 repurchases:
Repurchases made subsequent to December 31, 2019	2,428,545		92
Equivalent shares purchased in lieu of tax withholdings on equity compensation issuances(a)	709,536		27
Total share repurchases January 1, 2020 through February 27, 2020	3,138,081	$37.87	$119
(a) NRG elected to pay cash for tax withholding on equity awards instead of issuing actual shares to management. The average price per equivalent shares withheld was $38.24 and $38.78 in 2020 and 2019, respectively. See Note 21, Stock-Based Compensation, for further discussion of the equity awards